Intangible Assets, Net - ProstaGene (Details) - USD ($) shares in Millions, $ in Millions		1 Months Ended	3 Months Ended
	May 19, 2022	Mar. 31, 2021	Feb. 28, 2021
Intangible Assets, net
Shares subject to arbitration		3.1
Intangible asset impairment charge			$ 10.0
Impairment charge, gross			12.2
Impairment charge, reversal of accumulated amortization			$ 2.2
Non cash charge	$ 0.8